UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2021

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Global Fixed Income
Opportunities Fund

Semi-Annual Report

April 30, 2021

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	11
Portfolio of Investments	13
Statement of Assets and Liabilities	45
Statement of Operations	47
Statements of Changes in Net Assets	49
Notes to Financial Statements	50
Financial Highlights	73
Liquidity Risk Management Program	79
U.S. Customer Privacy Notice	80

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2021

Total Return for the 6 Months Ended April 30, 2021
Class A	Class L	Class I	Class C	Class IS	Class IR
2.18%	2.22%	2.47%	1.80%	2.50%	2.50%
Total Return for the 6 Months Ended April 30, 2021
Bloomberg Barclays Global Aggregate (Hedged USD) Index[1]	Global Fixed Income Opportunities Blend Index[2]	Lipper Global Income Funds Index[3]
–1.35%	–1.35%	1.25%

The performance of Morgan Stanley Global Fixed Income Opportunities Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six-month period ending April 30, 2021, the last two months of 2020 marked an extraordinary finish to an extraordinary year. Market sentiment was positive during the last quarter of 2020, supported by confidence that vaccine rollouts would lead to "normal" economies in 2021, which overcame worries about near-term lockdowns, rising hospitalizations and fatalities. As a result, asset returns continued their ascent in the final quarter of 2020. Outside of U.S. Treasuries, it was hard to find an investment that disappointed. Investment grade, high yield and emerging markets all generated stellar relative and absolute returns, with high yield and emerging markets leading the way. This was all the more surprising given the deteriorating economic data, whether it be employment in the U.S. or growth dynamics in Europe. Of course, this can all be blamed on the resurgence of the pandemic and the inability of governments to stop it. But, there was a silver lining: vaccines.

Over the first quarter of 2021, Treasury yields climbed higher as vaccines were rolled out more quickly than expected and economic data continued to improve. Recent data and information flow have continued to imply 2021 economic activity will be very strong. A falling infection curve, vaccine rollouts, strong efficacy results, massive U.S. fiscal stimulus, high savings rates, economic reopenings and a quite dovish Federal Reserve (Fed) have been buttressing a very positive outlook for economies. With the $1.9 trillion support/stimulus package being implemented, U.S. fiscal policy is on a trajectory to significantly improve growth globally, not just in the U.S. With a second infrastructure package also likely to be discussed in the fall, probably worth at least another $1 trillion, the tailwind for the U.S. and global economy is strong, even with the back-up in yields.

In April 2021, the markets saw continued support for risk assets, with additional fiscal announcements in the U.S. and continued monetary support from the Federal Reserve, reassuring investors it was too early to be considering tapering. In the month, there was improving economic data with coronavirus cases falling and the economy focused on reopening. The continued support for risk assets was further aided by the rally in commodity prices, driven by the containment of oil supply and the strengthening demand for metals to support infrastructure spending plans.

Looking out further into 2021 and 2022, we think inflation concerns are overdone. This does not mean inflation will not be higher in next couple years or that the Fed will not be signaling tighter policy. It does mean, in our view, that these pressures are likely to be relatively contained. With employment and labor market participation rates still well below pre-pandemic levels, there is likely to be a long road before we see wage pressures materialize that would jeopardize the Fed's inflation mandate. There is a lot of labor market churn going on as workers change jobs, moving from declining sectors to growing ones. This could put upward pressure on wages and appear inflationary. However, we would countenance caution and not read too much into this. This would be a natural part of the dynamic capitalist process and is not inherently inflationary. As the Fed has communicated, we are likely to see a temporary rise in inflation due to the economic healing process. But, this is transitory, not "troubling," in their parlance.

Performance Analysis

All share classes of the Fund outperformed the Bloomberg Barclays Global Aggregate (Hedged USD) Index (the "Index"), the Global Fixed Income Opportunities Blend Index and the Lipper Global Income Funds Index for the six months ended April 30, 2021, assuming no deduction of applicable sales charges.

The Fund's spread sector positioning helped offset some of the negative performance in macro positioning, particularly as interest rates rose drastically in the first quarter of 2021. The portfolio's allocation to investment grade and high yield corporate bonds was the biggest contributor as credit spreads continued to tighten amid stronger-than-expected growth, positive vaccine news and surprisingly strong economic data. The portfolio's allocation to securitized debt contributed positively to absolute performance, primarily non-agency residential mortgage-backed securities, non-agency commercial mortgage-backed securities and asset-backed securities, as spreads tightened over the period. Exposure to convertible debt also had a small positive impact on performance over the period.

From a macro perspective, the long U.S. duration position was the largest detractor from performance as interest rates moved into a higher range amid a faster-than-expected vaccine rollout and positive economic data. This was partially offset by the portfolio's exposure to emerging market external debt and quasi-sovereign spreads positioning, which had a positive impact on performance. We continue to believe a global backdrop of steady monetary and fiscal policy accommodation and further progress on vaccine rollouts in the developed world (and, increasingly, in parts of emerging markets) are likely to be supportive for the emerging market asset class. Within currencies, the euro, South African rand and Norwegian krone long positions were also additive to returns.

Looking forward, with the Fed desiring a higher inflation rate (remember its flexible average inflation targeting policy), we do not see the usual cyclical upswing in Fed-induced real interest rates (the usual cause of bear markets in fixed income) happening for a long time. While cyclical strength, combined with easy monetary and fiscal policy, will likely keep the economy strong, underlying structural forces (digitalization, productivity gains) are likely to help contain any inflationary impulse that does occur. On the other hand, it is also unlikely U.S. yields, or for that matter global yields, fall meaningfully from current levels absent a large new shock, such as a resurgence in the pandemic or a financial incident. We believe yields are likely to remain range-bound for now: good for risky assets, good for falling volatility.

We see a continued positive backdrop for credit, driven by an expectation of an economic rebound supported by accommodative monetary and fiscal policy. Demand should remain strong as risk-free rates are kept low. We remain positioned to benefit from credit-sensitive assets potentially outperforming during the upcoming economic boom. We expect companies to maintain conservative strategies until the real economy normalizes, although merger and acquisition activity and re-leveraging could become a larger risk later in the year.

Securitized credit spreads tightened significantly during the first quarter of 2021, though they showed signs of stabilizing by the end of March. Mortgage fundamental performance continues to be generally positive, as loan delinquencies and forbearance requests continue to decline. National home prices were up over 10% over the past year, fueled by record low mortgage rates and historically low housing supply.(i) Credit fundamentals remain strong in the residential and consumer sectors of the securitized markets, while some sectors of the commercial real estate market continue to face pandemic-induced stress.

In terms of strategy, we believe the combination of falling real yields, healthy household balance sheets, fiscal expansion, strong but maybe moderating growth, gently rising inflation expectations, and a rapidly healing labor market augers well for cyclical assets. The primary risk (absent an aggressive variant of COVID-19) remains a taper tantrum type event caused by rising inflation expectations and concerns about tighter monetary policy.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(i)  Source: S&P CoreLogic Case-Shiller U.S. National Home Price NSA Index, which measures U.S. residential real estate prices, tracking changes in the value of residential real estate nationally. Data as of April 30, 2021.

PORTFOLIO COMPOSITION* as of 04/30/21
Corporate Bonds	39.3%
Asset-Backed Securities	15.1
Sovereign	12.6
Mortgages — Other	11.9
Short-Term Investments	9.8
Senior Loan Interests	3.1
Investment Companies	3.0
Commercial Mortgage-Backed Securities	2.5
U.S. Treasury Security	1.7
Agency Fixed Rate Mortgages	0.5
Supranational	0.3
Collateralized Mortgage Obligations — Agency Collateral Series	0.2

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2021. Does not include open short futures contracts with a value of $65,355,517 and net unrealized appreciation of $52,563. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $2,257,336 and does not include open swap agreements with total unrealized depreciation of $398,690.

LONG-TERM CREDIT ANALYSIS as of 04/30/21
AAA	8.2%
AA	1.4
A	13.8
BBB	26.0
BB	12.2
B or Below	14.8
Not Rated	23.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments and all percentages for long-term credit analysis are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Fund's "Adviser," Morgan Stanley Investment Management Inc. and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2021
Symbol	Class A Shares* (since 07/28/97) DINAX		Class L Shares** (since 07/28/97) DINCX	Class I Shares*** (since 07/28/97) DINDX	Class C Shares† (since 04/30/15) MSIPX		Class IS Shares†† (since 09/13/13) MGFOX	Class IR Shares††† (since 06/15/18) MFIRX
1 Year	9.90 6.32[5]	%[4]	9.83 —%[4]	10.46 —%[4]	9.11 8.11[5]	%[4]	10.54 —%[4]	10.34 —%[4]
5 Years	4.83[4] 4.14[5]		4.56[4] —	5.15[4] —	4.05[4] 4.05[5]		5.22[4] —	— —
10 Years	4.68[4] 4.34[5]		4.36[4] —	5.01[4] —	— —		— —	— —
Since Inception	4.09[4] 3.95[5]		3.58[4] —	4.38[4] —	2.94[4] 2.94[5]		4.76[4] —	4.97[4] —
Gross Expense Ratio	0.83		1.08	0.56	1.56		0.48	19.09

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C, Class IS and Class IR shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 3.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class IS has no sales charge.

†††  Class IR has no sales charge.

(1)  The Bloomberg Barclays Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by the Bloomberg Barclays Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets with returns in unhedged USD) from the Fund's inception to December 31, 2016 to the new benchmark represented by the Bloomberg Barclays Global Aggregate (Hedged USD) Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/20 – 04/30/21.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/20	04/30/21	11/01/20 – 04/30/21
Class A
Actual (2.18% return)	$1,000.00	$1,021.80	$4.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01
Class L
Actual (2.22% return)	$1,000.00	$1,022.20	$5.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.44	$5.41
Class I
Actual (2.47% return)	$1,000.00	$1,024.70	$2.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.22	$2.61
Class C
Actual (1.80% return)	$1,000.00	$1,018.00	$7.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.16	$7.70
Class IS
Actual (2.50% return)	$1,000.00	$1,025.00	$2.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.56	$2.26
Class IR
Actual (2.50% return)	$1,000.00	$1,025.00	$2.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.56	$2.26

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.80%, 1.08%, 0.52%, 1.54%, 0.45% and 0.45% for Class A, Class L, Class I, Class C, Class IS and Class IR shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.81%, 1.08%, 0.53%, 1.55%, 0.46% and 16.34% for Class A, Class L, Class I, Class C, Class IS and Class IR shares, respectively.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (39.3%)
		Australia (1.8%)
		Basic Materials
	$1,550	Glencore Funding LLC (a)	3.875%	10/27/27	$1,706,438
	625	Glencore Funding LLC (a)	4.00	03/27/27	691,604
	2,600	Glencore Funding LLC, Series GLEN	0.01	03/27/25	2,552,836
	635	Infrabuild Australia Pty Ltd. (a)(d)	12.00	10/01/24	644,525
	2,150	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40	09/29/27	2,203,804
					7,799,207
		Energy
EUR	1,000	APT Pipelines Ltd.	2.00	03/22/27	1,322,438
	$1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,309,525
	2,098	Santos Finance Ltd.	4.125	09/14/27	2,239,209
					4,871,172
		Finance
	2,525	Australia & New Zealand Banking Group Ltd. (a)	2.57	11/25/35	2,404,229
	600	Macquarie Group Ltd. (a)	1.34	01/12/27	592,266
	800	Westpac Banking Corp.	2.668	11/15/35	768,176
					3,764,671
		Industrials
EUR	1,600	Aurizon Network Pty Ltd.	3.125	06/01/26	2,186,902
		Total Australia			18,621,952
		Belgium (0.4%)
		Basic Materials
	700	Solvay Finance SA	5.425	(b)	929,690
		Consumer, Non-Cyclical
	1,750	Anheuser-Busch InBev SA	3.70	04/02/40	2,831,906
		Total Belgium			3,761,596
		Brazil (0.5%)
		Basic Materials
	$1,160	Braskem Netherlands Finance BV (a)	4.50	01/31/30	1,180,242
		Communications
	1,030	MercadoLibre, Inc. (d)	3.125	01/14/31	986,555

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Consumer, Non-Cyclical
$2,660	MARB BondCo PLC (a)	3.95%	01/29/31	$2,531,216
	Total Brazil			4,698,013
	Burkina Faso (0.2%)
	Basic Materials
1,930	IAMGOLD Corp. (a)(d)	5.75	10/15/28	2,009,670
	Canada (0.9%)
	Basic Materials
725	Baffinland Iron Mines Corp./Baffinland Iron Mines LP (a)	8.75	07/15/26	772,476
1,960	NOVA Chemicals Corp. (a)	4.875	06/01/24	2,070,750
				2,843,226
	Communications
1,729	Shopify, Inc.	0.125	11/01/25	2,034,817
	Consumer, Non-Cyclical
2,520	Garda World Security Corp. (a)	9.50	11/01/27	2,785,142
	Energy
900	Vermilion Energy, Inc. (a)(d)	5.625	03/15/25	860,530
	Industrials
650	Titan Acquisition Ltd./Titan Co-Borrower LLC (a)	7.75	04/15/26	677,268
	Total Canada			9,200,983
	Cayman Islands (0.2%)
	Finance
1,875	Banco del Pacifico SA	8.75	12/20/24	1,837,500
	Chile (0.2%)
	Communications
2,030	Liberty Latin America Ltd.	2.00	07/15/24	2,073,905
	China (0.8%)
	Basic Materials
1,080	CNAC HK Finbridge Co. Ltd.	3.875	06/19/29	1,069,199
	Communications
1,463	Baidu, Inc.	1.72	04/09/26	1,461,731
2,000	Baidu, Inc.	2.875	07/06/22	2,046,901
2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,258,560
				5,767,192

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Finance
	$1,720	Country Garden Holdings Co., Ltd.	7.25%	04/08/26	$1,904,527
		Total China			8,740,918
		Colombia (0.1%)
		Finance
	920	Grupo Aval Ltd. (a)	4.375	02/04/30	924,867
		Denmark (0.1%)
		Finance
	850	Danske Bank A/S (a)	5.00	01/12/23	874,496
		France (2.3%)
		Communications
EUR	2,450	Orange SA	5.00	(b)	3,539,963
		Energy
	2,300	TOTAL SE	2.708	(b)	2,873,942
	$2,000	TOTAL SE, Series FP	0.50	12/02/22	2,071,510
					4,945,452
		Finance
EUR	2,500	AXA SA	3.25	05/28/49	3,458,415
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,529,661
EUR	1,500	BNP Paribas SA	2.875	10/01/26	2,023,339
	$1,875	BPCE SA (a)	5.15	07/21/24	2,102,900
EUR	2,000	Credit Agricole Assurances SA	4.50	(b)	2,754,715
					12,869,030
		Industrials
	$1,800	Vinci SA, Series DGFP	0.375	02/16/22	2,109,600
		Total France			23,464,045
		Germany (1.4%)
		Consumer, Cyclical
EUR	1,500	Volkswagen International Finance N.V.	4.625	(b)	2,048,340
	1,400	Volkswagen International Finance N.V., Series 10Y	1.875	03/30/27	1,829,989
					3,878,329

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Consumer, Non-Cyclical
EUR	825	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00%	07/15/25	$983,549
	1,000	Techem Verwaltungsgesellschaft 675 mbH	2.00	07/15/25	1,192,181
					2,175,730
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,959,939
		Finance
	2,400	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	3,364,791
		Industrials
	1,600	Deutsche Post AG, Series DPW	0.05	06/30/25	2,185,324
		Total Germany			14,564,113
		India (0.4%)
		Communications
	$1,150	Bharti Airtel International Netherlands BV (a)	5.35	05/20/24	1,267,215
	600	Bharti Airtel Ltd.	4.375	06/10/25	647,718
					1,914,933
		Energy
	1,800	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,895,571
		Total India			3,810,504
		Ireland (0.3%)
		Finance
	1,775	Avolon Holdings Funding Ltd. (a)	2.875	02/15/25	1,816,052
		Industrials
	1,275	Park Aerospace Holdings Ltd. (a)	5.25	08/15/22	1,333,000
		Total Ireland			3,149,052
		Italy (1.1%)
		Finance
EUR	2,000	Assicurazioni Generali SpA	5.50	10/27/47	2,957,546
	$2,150	UniCredit SpA (a)	6.572	01/14/22	2,233,501
					5,191,047

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Utilities
	$3,000	Enel Finance International N.V. (a)	4.25%	09/14/23	$3,242,072
EUR	1,900	Enel SpA	2.50	(b)	2,396,089
					5,638,161
		Total Italy			10,829,208
		Japan (0.1%)
		Industrials
	1,300	Asahi Group Holdings Ltd.	0.541	10/23/28	1,568,182
		Luxembourg (0.3%)
		Basic Materials
	100	INEOS Finance PLC	2.125	11/15/25	119,794
		Finance
	1,000	Blackstone Property Partners Europe Holdings Sarl	1.25	04/26/27	1,231,279
	1,500	Blackstone Property Partners Europe Holdings Sarl	2.20	07/24/25	1,932,962
					3,164,241
		Total Luxembourg			3,284,035
		Mexico (0.6%)
		Energy
	2,100	Petroleos Mexicanos	2.50	08/21/21	2,536,560
	$2,200	Petroleos Mexicanos	6.49	01/23/27	2,329,250
					4,865,810
		Finance
	1,600	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,320,000
		Total Mexico			6,185,810
		Netherlands (1.1%)
		Communications
EUR	2,000	UPC Holding BV	3.875	06/15/29	2,446,725
		Consumer, Non-Cyclical
	1,000	Q-Park Holding I BV (a)	1.50	03/01/25	1,161,102
	1,000	Q-Park Holding I BV	1.50	03/01/25	1,161,103
					2,322,205

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Finance
EUR	2,000	ASR Nederland N.V.	5.00%	(b)	$2,746,659
	2,000	NN Group N.V.	4.50	(b)	2,755,917
					5,502,576
		Utilities
	$710	InterGen (a)	7.00	06/30/23	687,813
		Total Netherlands			10,959,319
		Norway (0.2%)
		Energy
	1,825	Aker BP ASA (a)	4.75	06/15/24	1,872,624
		Peru (0.3%)
		Basic Materials
	1,570	Hudbay Minerals, Inc. (a)	4.50	04/01/26	1,595,819
		Industrials
	1,000	Lima Metro Line 2 Finance Ltd. (a)	4.35	04/05/36	1,031,760
		Total Peru			2,627,579
		Russia (0.2%)
		Finance
EUR	1,580	Credit Bank of Moscow Via CBOM Finance PLC (a)	3.10	01/21/26	1,840,098
		Spain (2.0%)
		Communications
	1,000	Telefonica Europe BV	5.875	(b)	1,343,507
		Consumer, Non-Cyclical
	425	Grifols SA (a)	2.25	11/15/27	520,537
	1,175	Grifols SA	2.25	11/15/27	1,439,130
					1,959,667
		Energy
	1,800	Repsol International Finance BV	4.50	03/25/75	2,371,354
		Finance
	2,000	Banco Santander SA	3.125	01/19/27	2,735,541
	$3,600	Banco Santander SA	5.179	11/19/25	4,127,707
EUR	2,700	CaixaBank SA	2.25	04/17/30	3,402,914
	900	Inmobiliaria Colonial Socimi SA	2.00	04/17/26	1,168,025
					11,434,187

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Utilities
EUR	1,700	Iberdrola International BV, Series NC6	1.45%		(b)	$2,068,493
	900	IE2 Holdco SAU	2.875		06/01/26	1,210,669
	237	NorteGas Energia Distribucion SAU	2.065		09/28/27	309,237
						3,588,399
		Total Spain				20,697,114
		Sweden (0.5%)
		Finance
	2,100	Akelius Residential Property Financing BV	1.125		01/11/29	2,588,176
	1,750	Intrum AB	3.125		07/15/24	2,120,810
		Total Sweden				4,708,986
		Switzerland (0.7%)
		Basic Materials
	$1,000	Syngenta Finance N.V. (a)	4.441		04/24/23	1,050,296
		Finance
	4,875	Credit Suisse Group AG (a)	2.593		09/11/25	5,073,855
	1,375	UBS AG	5.125		05/15/24	1,520,031
						6,593,886
		Total Switzerland				7,644,182
		Turkey (0.1%)
		Basic Materials
	1,189	Eldorado Gold Corp. (a)	9.50		06/01/24	1,297,371
		United Arab Emirates (0.3%)
		Energy
	2,825	Galaxy Pipeline Assets Bidco Ltd. (a)	2.625		03/31/36	2,745,110
		United Kingdom (3.0%)
		Consumer, Non-Cyclical
	1,500	BAT Capital Corp.	2.259		03/25/28	1,472,246
	2,110	GSK Finance No 3 PLC (a)	0.00	(c)	06/22/23	2,266,931
	2,350	Imperial Brands Finance PLC (a)	3.125		07/26/24	2,481,155
						6,220,332
		Energy
GBP	900	BP Capital Markets PLC	2.274		07/03/26	1,317,452
	$1,075	BP Capital Markets PLC	4.375		(b)	1,147,562

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$2,300	BP Capital Markets PLC	4.875%	(b)	$2,474,800
GBP	1,400	BP Capital Markets PLC, Series BP	1.00	04/28/23	2,031,187
					6,971,001
		Finance
EUR	1,700	Aviva PLC	3.875	07/03/44	2,268,612
	$1,925	Barclays PLC	2.852	05/07/26	2,029,008
	3,400	HSBC Holdings PLC	2.633	11/07/25	3,563,856
	1,000	HSBC Holdings PLC	4.375	11/23/26	1,123,186
GBP	1,000	Lloyds Banking Group PLC	2.25	10/16/24	1,435,156
	$1,375	Lloyds Banking Group PLC	4.375	03/22/28	1,560,413
EUR	900	Lloyds Banking Group PLC	4.947	(b)	1,191,095
	$2,751	Standard Chartered PLC (a)	4.644	04/01/31	3,145,411
					16,316,737
		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,319,931
		Total United Kingdom			30,828,001
		United States (19.0%)
		Basic Materials
	$1,575	Chemours Co. (The) (a)	5.75	11/15/28	1,675,264
	640	Cornerstone Chemical Co. (a)	6.75	08/15/24	616,541
	465	GPD Cos, Inc. (a)	10.125	04/01/26	508,594
	700	Hexion, Inc. (a)	7.875	07/15/27	754,397
	450	JW Aluminum Continuous Cast Co. (a)	10.25	06/01/26	476,352
	690	Rain CII Carbon LLC/CII Carbon Corp. (a)	7.25	04/01/25	716,299
					4,747,447
		Communications
	1,540	Arches Buyer, Inc. (a)	4.25	06/01/28	1,538,375
EUR	500	AT&T, Inc.	1.80	09/05/26	649,645
	$3,025	AT&T, Inc. (a)	2.55	12/01/33	2,886,344
GBP	1,200	AT&T, Inc.	2.90	12/04/26	1,789,832
	$1,100	Booking Holdings, Inc.	0.90	09/15/21	1,342,000
	2,950	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	3,357,040
	2,175	Level 3 Financing, Inc. (a)	3.40	03/01/27	2,313,254
	730	Liberty Interactive LLC	8.25	02/01/30	843,756
	2,000	MDC Partners, Inc. (a)(e)	7.50	05/01/24	2,037,340
	500	Photo Holdings Merger Sub, Inc. (a)	8.50	10/01/26	548,153

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$4,125	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738%	09/20/29	$4,429,219
	1,475	T-Mobile USA, Inc. (a)(d)	2.25	11/15/31	1,414,849
	1,410	TEGNA, Inc.	4.625	03/15/28	1,441,781
	1,660	Twitter, Inc.	1.00	09/15/21	1,668,300
GBP	2,000	Verizon Communications, Inc.	1.125	11/03/28	2,668,762
	$1,075	Verizon Communications, Inc.	2.10	03/22/28	1,085,457
					30,014,107
		Consumer, Cyclical
	1,550	American Airlines Inc/Advantage Loyalty IP Ltd. (a)	5.75	04/20/29	1,662,763
	1,927	American Axle & Manufacturing, Inc. (d)	6.50	04/01/27	2,037,802
	755	American Greetings Corp. (a)	8.75	04/15/25	780,953
	850	Aramark Services, Inc.	4.75	06/01/26	872,253
	645	Aramark Services, Inc. (a)	6.375	05/01/25	686,925
	1,210	Boyd Gaming Corp.	4.75	12/01/27	1,241,986
	1,000	Century Communities, Inc.	5.875	07/15/25	1,038,645
	1,490	Ferrellgas LP / Ferrellgas Finance Corp. (a)	5.375	04/01/26	1,475,100
	1,825	General Motors Financial Co., Inc.	2.90	02/26/25	1,929,196
	2,375	General Motors Financial Co., Inc.	4.30	07/13/25	2,633,935
	2,475	Hyundai Capital America (a)	1.80	01/10/28	2,404,183
	900	Hyundai Capital America (a)	2.375	02/10/23	924,345
	2,075	Hyundai Capital America (a)	3.00	02/10/27	2,177,173
EUR	1,525	International Game Technology PLC	3.50	06/15/26	1,883,212
	$3,975	Las Vegas Sands Corp.	3.20	08/08/24	4,171,602
	750	Las Vegas Sands Corp.	3.50	08/18/26	788,232
	1,530	Lions Gate Capital Holdings LLC (a)	5.50	04/15/29	1,535,738
	3,904	Resort at Summerlin LP, Series B (f)(g)(h)(i)	13.00	12/15/07	—
	3,700	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	3,770,140
	835	Rite Aid Corp.	7.70	02/15/27	822,492
	700	TPro Acquisition Corp. (a)	11.00	10/15/24	773,500
					33,610,175
		Consumer, Non-Cyclical
	1,150	AbbVie, Inc.	3.20	11/21/29	1,230,329
	755	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	9.75	07/15/27	830,285
	1,650	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)(d)	5.75	07/15/27	1,749,049
	1,970	BioMarin Pharmaceutical, Inc. (d)	0.599	08/01/24	2,009,400
	1,450	Cigna Corp.	2.40	03/15/30	1,452,216

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$900	Cigna Corp.	3.05%	10/15/27	$965,823
	830	Coty, Inc. (a)	6.50	04/15/26	837,507
	2,100	CVS Health Corp.	3.75	04/01/30	2,312,545
	1,450	DexCom, Inc. (a)	0.25	11/15/25	1,457,250
	462	Dole Food Co., Inc. (a)	7.25	06/15/25	472,346
	1,050	Global Payments, Inc.	1.20	03/01/26	1,039,433
	740	H-Food Holdings LLC/Hearthside Finance Co., Inc. (a)	8.50	06/01/26	765,179
	570	HLF Financing Sarl LLC/Herbalife International, Inc. (a)	7.25	08/15/26	596,363
	1,050	Intercept Pharmaceuticals, Inc.	3.25	07/01/23	872,812
	1,175	Jazz Investments I Ltd.	1.875	08/15/21	1,205,109
	1,450	Post Holdings, Inc. (a)	5.50	12/15/29	1,562,810
	680	Radiology Partners, Inc. (a)	9.25	02/01/28	748,371
	1,850	Select Medical Corp. (a)	6.25	08/15/26	1,969,325
	1,500	Sotheby's (a)(d)	7.375	10/15/27	1,618,649
EUR	2,400	Thermo Fisher Scientific, Inc.	0.875	10/01/31	2,920,035
	2,350	Upjohn Finance BV	1.362	06/23/27	2,941,095
	$740	US Renal Care, Inc. (a)	10.625	07/15/27	783,938
					30,339,869
		Diversified
	820	Trident TPI Holdings, Inc. (a)(d)	6.625	11/01/25	837,757
		Energy
	2,050	Diamondback Energy, Inc.	2.875	12/01/24	2,175,005
	1,460	Endeavor Energy Resources LP/EER Finance, Inc. (a)	5.75	01/30/28	1,560,382
	2,600	Energy Transfer LP	5.50	06/01/27	3,020,045
	645	Global Partners LP/GLP Finance Corp.	6.875	01/15/29	698,616
	975	Global Partners LP/GLP Finance Corp.	7.00	08/01/27	1,044,152
	3,725	Occidental Petroleum Corp.	2.90	08/15/24	3,720,344
	1,900	ONEOK, Inc.	3.10	03/15/30	1,930,692
	1,725	ONEOK, Inc.	5.85	01/15/26	2,034,131
	1,025	PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	775,797
	2,650	Sabine Pass Liquefaction LLC	4.50	05/15/30	2,987,437
					19,946,601
		Finance
	330	Acrisure LLC/Acrisure Finance, Inc. (a)	10.125	08/01/26	377,385
	700	Advisor Group Holdings, Inc. (a)	10.75	08/01/27	779,055

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$800	Air Lease Corp.	2.25%	01/15/23	$821,179
	1,525	Air Lease Corp.	2.30	02/01/25	1,568,697
	1,000	American Tower Corp.	2.40	03/15/25	1,045,292
	475	Bank of America Corp.	2.687	04/22/32	481,106
	3,875	Bank of America Corp. MTN	4.25	10/22/26	4,383,463
	350	Bank of America Corp., Series N	2.651	03/11/32	353,244
	2,825	Citigroup, Inc. (j)	2.561	05/01/32	2,825,637
	3,050	Citigroup, Inc.	5.50	09/13/25	3,575,546
	1,375	Crown Castle International Corp.	3.30	07/01/30	1,458,712
	1,950	Discover Bank	2.45	09/12/24	2,043,921
	1,355	Enova International, Inc. (a)	8.50	09/01/24 - 09/15/25	1,404,193
	655	Five Point Operating Co. LP/Five Point Capital Corp. (a)	7.875	11/15/25	693,891
EUR	1,800	Goldman Sachs Group, Inc. (The)	2.00	11/01/28	2,390,904
	$1,425	Howard Hughes Corp. (The) (a)	4.375	02/01/31	1,412,531
	1,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	1,055,800
	1,125	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.25	06/03/26	1,184,062
	2,625	JPMorgan Chase & Co.	4.125	12/15/26	2,973,971
EUR	1,500	Prologis Euro Finance LLC	1.875	01/05/29	2,002,851
	$678	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375	06/15/25	680,471
	1,510	SBA Communications Corp. (a)	3.125	02/01/29	1,448,425
	795	Uniti Group LP/Uniti Fiber Holdings, Inc./ CSL Capital LLC (a)	7.125	12/15/24	821,752
	1,225	Wells Fargo & Co.	2.572	02/11/31	1,238,987
	2,150	Wells Fargo & Co.	3.068	04/30/41	2,125,999
					39,147,074
		Industrials
	1,350	Berry Global, Inc. (a)(d)	4.50	02/15/26	1,385,019
	1,775	Boeing Co. (The)	2.70	02/01/27	1,827,459
	850	Boeing Co. (The)	5.15	05/01/30	989,427
	720	LABL Escrow Issuer LLC (a)	10.50	07/15/27	795,017
	2,160	Mauser Packaging Solutions Holding Co. (a)	7.25	04/15/25	2,103,300
	1,530	TransDigm, Inc. (a)	4.625	01/15/29	1,510,309
	805	Triumph Group, Inc. (a)	6.25	09/15/24	814,559
	1,900	Vontier Corp. (a)	1.80	04/01/26	1,897,378
	800	Werner FinCo LP/Werner FinCo, Inc. (a)(d)	8.75	07/15/25	845,916
					12,168,384

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Technology
	$939	Akamai Technologies, Inc.	0.375%	09/01/27	$1,054,614
	745	Banff Merger Sub, Inc. (a)	9.75	09/01/26	793,425
	700	Blackboard, Inc. (a)	10.375	11/15/24	739,813
	580	Castle US Holding Corp. (a)	9.50	02/15/28	598,186
	2,150	Dell International LLC/EMC Corp. (a)	4.00	07/15/24	2,342,238
EUR	1,900	Fidelity National Information Services, Inc.	1.50	05/21/27	2,426,877
	$645	Granite Merger Sub 2, Inc. (a)	11.00	07/15/27	744,449
	1,305	J2 Global, Inc. (a)	4.625	10/15/30	1,337,573
	1,550	Oracle Corp.	2.875	03/25/31	1,577,100
	850	Oracle Corp.	2.95	04/01/30	880,619
	1,250	Verint Systems, Inc.	1.50	06/01/21	1,470,962
	1,950	Western Digital Corp.	1.50	02/01/24	2,029,219
					15,995,075
		Utilities
	1,725	Calpine Corp. (a)	4.50	02/15/28	1,745,674
	2,575	NiSource, Inc.	3.60	05/01/30	2,816,554
	1,490	NRG Energy, Inc. (a)	3.625	02/15/31	1,461,688
	975	Pacific Gas and Electric Co.	2.50	02/01/31	919,085
					6,943,001
		Total United States			193,749,490
		Zambia (0.2%)
		Basic Materials
	1,930	First Quantum Minerals Ltd. (a)	6.875	10/15/27	2,120,587
		Total Corporate Bonds (Cost $391,157,017)			400,689,310
		Sovereign (12.6%)
		Australia (1.5%)
AUD	10,000	Australia Government Bond	0.25	11/21/24	7,691,550
	8,900	Australia Government Bond	3.25	04/21/25	7,610,415
		Total Australia			15,301,965
		Belarus (0.2%)
	$1,600	Republic of Belarus Ministry of Finance (a)	6.378	02/24/31	1,527,936

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		China (1.0%)
CNY	49,000	China Government Bond	2.36%	07/02/23	$7,510,656
	16,000	China Government Bond	3.27	11/19/30	2,493,958
		Total China			10,004,614
		Croatia (0.3%)
EUR	2,500	Croatia Government International Bond	2.75	01/27/30	3,485,712
		Dominican Republic (0.5%)
	$1,500	Dominican Republic International Bond (a)	4.875	09/23/32	1,573,500
	3,100	Dominican Republic International Bond (a)	5.875	01/30/60	3,103,875
		Total Dominican Republic			4,677,375
		Ecuador (0.1%)
	964	Ecuador Government International Bond (a)(e)	0.50	07/31/35	660,350
		Egypt (1.4%)
EGP	57,000	Egypt Government Bond	13.765	01/05/24	3,623,036
	34,000	Egypt Government Bond	14.06	01/12/26	2,153,065
EUR	3,000	Egypt Government International Bond (a)	4.75	04/16/26	3,755,635
	2,230	Egypt Government International Bond (a)	6.375	04/11/31	2,804,290
	$970	Egypt Government International Bond (a)	7.50	02/16/61	902,949
	680	Egypt Government International Bond (a)	8.875	05/29/50	717,439
		Total Egypt			13,956,414
		El Salvador (0.2%)
	2,600	El Salvador Government International Bond (a)(d)	7.125	01/20/50	2,496,000
		Indonesia (1.7%)
EUR	2,100	Indonesia Government International Bond	1.45	09/18/26	2,635,585
	1,700	Indonesia Government International Bond	1.75	04/24/25	2,147,743
	$2,000	Indonesia Government International Bond	4.20	10/15/50	2,212,997
IDR	68,000,000	Indonesia Treasury Bond	7.00	09/15/30	4,869,073
	35,000,000	Indonesia Treasury Bond	8.375	03/15/34	2,687,937
	$2,400	Perusahaan Listrik Negara PT (a)	6.25	01/25/49	2,991,600
		Total Indonesia			17,544,935
		Italy (0.5%)
EUR	4,100	Italy Buoni Poliennali Del Tesoro (a)	0.65	10/28/27	5,166,827

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Ivory Coast (0.2%)
EUR	1,600	Ivory Coast Government International Bond (a)	4.875%	01/30/32	$1,935,497
		Jamaica (0.3%)
	$2,400	Jamaica Government International Bond	8.00	03/15/39	3,384,000
		Mexico (1.9%)
MXN	186,000	Mexican Bonos	8.50	05/31/29	10,240,475
	115,000	Mexican Bonos, Series M	7.75	05/29/31	6,030,160
	$1,600	Petroleos Mexicanos (a)(d)	6.875	10/16/25	1,748,736
	800	Petroleos Mexicanos	6.95	01/28/60	709,084
	900	Petroleos Mexicanos	7.69	01/23/50	867,825
		Total Mexico			19,596,280
		Morocco (0.2%)
	2,800	Morocco Government International Bond (a)	4.00	12/15/50	2,532,068
		Nigeria (0.5%)
	1,700	Africa Finance Corp. (a)	4.375	04/17/26	1,847,994
	2,700	Nigeria Government International Bond (a)	9.248	01/21/49	3,110,427
		Total Nigeria			4,958,421
		Qatar (0.2%)
	1,300	Qatar Government International Bond	5.103	04/23/48	1,651,484
		Senegal (0.3%)
	2,900	Senegal Government International Bond	6.25	05/23/33	3,055,875
		South Africa (1.3%)
	1,700	Eskom Holdings SOC Ltd.	7.125	02/11/25	1,784,277
ZAR	103,000	Republic of South Africa Government Bond	8.00	01/31/30	6,569,425
	78,000	Republic of South Africa Government Bond	8.25	03/31/32	4,738,611
		Total South Africa			13,092,313
		Turkey (0.1%)
TRY	11,100	Turkey Government Bond	11.00	03/02/22	1,280,447
		Uzbekistan (0.2%)
	$2,100	Republic of Uzbekistan Bond (a)	3.70	11/25/30	2,096,491
		Total Sovereign (Cost $123,683,388)			128,405,004

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Supranational (0.3%)
EUR	790	Banque Ouest Africaine de Developpement (a)	2.75%		01/22/33	$991,643
	$2,200	Banque Ouest Africaine de Developpement (a)	4.70		10/22/31	2,350,876
		Total Supranational (Cost $3,166,296)				3,342,519
		Agency Fixed Rate Mortgages (0.5%)
	1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50		10/01/32	759
		Federal National Mortgage Association, Conventional Pools:
	24		6.50		05/01/28 - 01/01/32	26,577
	3		7.00		11/01/32	3,135
		July TBA:
	5,000	(k)	2.50		07/01/51	5,163,843
		Government National Mortgage Association, Various Pools:
	5		7.50		07/20/25	5,814
	21		8.00		02/15/22 - 05/15/30	20,792
		Total Agency Fixed Rate Mortgages (Cost $5,186,522)				5,220,920
		Asset-Backed Securities (15.0%)
	934	ABFC Trust, 1 Month USD LIBOR + 1.05%	1.156	(l)	08/25/33	936,239
	1,138	Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%	0.706	(l)	04/25/34	1,127,524
	2,901	Ajax Mortgage Loan Trust (a)	2.239		06/25/66	2,898,131
	1,000	American Homes 4 Rent (a)	5.885		04/17/52	1,085,900
	1,500	American Homes 4 Rent Trust (a)	6.231		10/17/36	1,640,804
	2,449	AMSR Trust (a)	3.867		01/19/39	2,488,168
	500	Apidos XXXV, 3 Month USD LIBOR + 5.75% (a)	5.949	(l)	04/20/34	503,037
	1,100	Aqua Finance Trust (a)	3.47		07/16/40	1,159,486
	106	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.38%	0.486	(l)	03/25/36	104,636
	2,140	Bayview Financial Revolving Asset Trust, 1 Month USD LIBOR + 1.00% (a)	1.111	(l)	02/28/40	2,051,110
	429	Bear Stearns Asset-Backed Securities Trust	3.087	(l)	07/25/36	432,645
	705	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	0.516	(l)	10/20/40	655,932
	1,000	Carnow Auto Receivables Trust (a)	3.36		06/17/24	1,017,103

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Cascade Funding Mortgage Trust
$2,151	(a)	4.00	(l)%	06/25/69	$2,168,730
1,800	(a)	7.302	(l)	04/25/30	1,932,759
2,000	(a)	9.798	(l)	04/25/30	2,151,702
1,433	Cascade MH Asset Trust (a)	4.00	(l)	11/25/44	1,506,532
	CBAM 2020-14 Ltd.
500	3 Month USD LIBOR + 3.10% (a)	3.29	(l)	04/20/34	502,514
250	3 Month USD LIBOR + 6.50% (a)	6.69	(l)	04/20/34	251,468
1,000	CFMT 2020-HB3 LLC (a)	9.799	(l)	05/25/30	1,007,500
3,000	CFMT 2020-HB4 LLC (a)	2.72	(l)	12/26/30	3,003,255
999	Chase Funding Loan Acquisition Trust	5.50		08/25/34	1,038,226
334	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	1.516	(l)	03/20/43	330,688
800	Citigroup Mortgage Loan Trust, Inc., 1 Month USD LIBOR + 3.00% (a)	3.106	(l)	07/25/44	840,065
138	CLUB Credit Trust (a)	5.02		09/15/23	138,185
	Conn's Receivables Funding LLC
2,000	(a)	4.20		06/16/25	2,007,744
806	(a)	3.62		06/17/24	808,774
1,000	(a)	4.27		06/16/25	1,009,409
3,500	(a)	4.60		06/17/24	3,512,559
576	(a)	5.29		10/16/23	572,704
	Consumer Loan Underlying Bond Credit Trust
2,500	(a)	4.41		10/15/26	2,566,478
945	(a)	5.21		07/15/25	961,823
1,500	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 1.575%	1.681	(l)	03/25/35	1,472,211
1,583	Diamond Resorts Owner Trust (a)	4.02		02/20/32	1,580,737
	DT Auto Owner Trust
600	(a)	4.94		02/17/26	628,038
1,100	(a)	5.33		11/17/25	1,156,535
1,200	(a)	5.42		03/17/25	1,226,358
1,412	ECAF I Ltd. (Cayman Islands) (a)	4.947		06/15/40	1,314,685
390	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (a)	1.606	(l)	11/25/30	390,674
	Exeter Automobile Receivables Trust
2,000	(a)	4.00		08/17/26	2,087,229
750	(a)	5.20		01/15/26	797,517
600	(a)	5.38		07/15/25	635,219

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Finance of America HECM Buyout
	$1,000	(a)	4.57	(l)%	07/25/30	$1,010,000
	2,000	(a)	3.64	(l)	02/25/31	1,993,434
	700	First Investors Auto Owner Trust (a)	5.36		01/15/25	735,997
		Flagship Credit Auto Trust
	500	(a)	5.10		05/15/25	523,104
	805	(a)	5.28		12/15/25	858,864
	1,300	FREED ABS Trust (a)	3.19		11/18/26	1,320,197
	1,168	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00		12/15/44	906,409
		GLS Auto Receivables Issuer Trust
	700	(a)	3.84		05/15/26	724,834
	550	(a)	4.94		12/15/25	577,448
	1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,279,290
		GSAA Home Equity Trust
	151	1 Month USD LIBOR + 1.875%	1.981	(l)	12/25/34	153,647
	410		6.002		11/25/36	227,817
	3,000	Home Partners of America Trust, 1 Month USD LIBOR + 2.35% (a)	2.466	(l)	07/17/37	3,008,670
	894	Invitation Homes Trust, Class E, 1 Month USD LIBOR + 2.00% (a)	2.115	(l)	07/17/37	897,842
	258	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	240,743
	549	Legacy Mortgage Asset Trust (a)	3.75		04/25/59	554,278
	280	MASTR Specialized Loan Trust, 1 Month USD LIBOR + 0.35% (a)	0.456	(l)	05/25/37	262,931
	1,132	METAL LLC (a)	4.581		10/15/42	911,327
	2,961	MFA 2021-NPL1 LLC (a)	2.363		03/25/60	2,963,617
		Nationstar HECM Loan Trust
	1,180	(a)	2.82	(l)	09/25/30	1,185,155
	3,610	(a)	5.682	(l)	11/25/29	3,615,776
	2,500	(a)	5.804	(l)	06/25/29	2,504,002
		New Residential Mortgage LLC
	3,208	(a)	5.437		06/25/25	3,295,139
	1,636	(a)	5.437		07/25/25	1,667,325
	726	New Residential Mortgage LLC (a)	4.69		05/25/23	727,443
		Newday Funding PLC
GBP	2,000		1.948		03/15/29	2,768,049
	1,000	1 Month GBP SONIA + 3.00% (United Kingdom) (a)	3.048	(l)	09/15/27	1,391,333
	$790	Newtek Small Business Loan Trust, Daily U.S. Prime Rate - 0.55%, (a)	2.70	(l)	02/25/44	772,209

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,000	NRZ Advance Receivables Trust (a)	5.801%		10/15/52	$1,005,528
1,676	NRZ Excess Spread-Collateralized Notes (a)	2.981		03/25/26	1,670,415
2,828	Oakwood Mortgage Investors, Inc.	7.405	(l)	06/15/31	643,225
952	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.54%	0.646	(l)	03/25/37	935,468
	PNMAC GMSR Issuer Trust
2,500	1 Month USD LIBOR + 2.35% (a)	2.456	(l)	04/25/23	2,487,688
2,837	1 Month USD LIBOR + 2.65% (a)	2.756	(l)	08/25/25	2,827,333
2,000	1 Month USD LIBOR + 2.85% (a)	2.956	(l)	02/25/23	1,999,949
2,500	1 Month USD LIBOR + 3.00% (a)	3.106	(l)	03/25/26	2,514,386
	Progress Residential Trust
550	(a)	4.953		08/17/35	554,603
1,000	(a)	5.35		08/17/34	1,011,894
1,200	(a)	5.368		10/17/35	1,218,674
3,037	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,900,448
1,810	RCO V Mortgage LLC (a)	3.475		11/25/24	1,814,772
740	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (a)	2.75	(l)	12/27/44	707,561
250	Regatta XVIII Funding Ltd., 3 Month USD LIBOR + 5.95% (Cayman Islands) (a)	6.041	(l)	01/15/34	253,866
2,544	SFS Asset Securitization LLC (a)	4.238		06/10/25	2,548,927
2,780	Shenton Aircraft Investment I Ltd. (Cayman Islands) (a)	4.75		10/15/42	2,764,640
	Skopos Auto Receivables Trust
900	(a)	3.63		09/16/24	922,100
2,240	(a)	5.24		04/15/25	2,323,841
527	Sprite Ltd. (a)	6.90		12/15/37	341,999
	Stanwich Mortgage Loan Trust
2,139	(a)	3.375		08/15/24	2,151,895
3,034	(a)	3.475		11/16/24	3,054,743
2,000	(a)	4.949		11/16/24	2,005,297
1,279	START Ireland (Bermuda) (a)	4.089		03/15/44	1,282,346
1,740	Start Ltd. (Bermuda) (a)	4.089		05/15/43	1,728,940
1,000	TICP VI Ltd., 3 Month USD LIBOR + 6.25% (a)	6.434	(l)	01/15/34	1,004,672
	Tricon American Homes Trust
1,000	(a)	4.216		01/17/36	1,029,421
3,000	(a)	5.104		01/17/36	3,112,709
3,000	(a)	5.151		09/17/34	3,054,678

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,225	Trimaran Cavu 2021-1 Ltd., 3 Month USD LIBOR + 3.45% (Cayman Islands) (a)	3.579	(l)%	04/23/32	$1,227,936
	Trinitas VI Ltd.
1,000	3 Month USD LIBOR + 3.75% (a)	3.90	(l)	01/25/34	1,012,902
1,000	3 Month USD LIBOR + 6.82% (a)	6.992	(l)	01/25/34	995,505
682	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	0.366	(l)	03/25/36	677,196
800	United Auto Credit Securitization Trust (a)	4.29		08/12/24	813,878
	Upstart Securitization Trust
2,200	(a)	3.734		09/20/29	2,241,391
2,050	(a)	3.829		01/21/30	2,103,819
357	(a)	5.59		03/20/25	358,035
1,400	US Auto Funding 2019-1 LLC (a)	5.34		03/15/23	1,425,965
1,000	Veros Automobile Receivables Trust (a)	5.74		08/15/25	1,009,343
1,000	Vibrant XII Ltd., 3 Month USD LIBOR + 7.11% (a)	7.29	(l)	01/20/34	1,008,546
	Total Asset-Backed Securities (Cost $152,032,900)				153,524,447
	Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
	Federal Home Loan Mortgage Corporation
219	1 Month USD LIBOR + 5.05%	5.161	(l)	07/25/23	224,181
102	1 Month USD LIBOR + 5.25% (a)	5.361	(l)	07/25/26	103,315
	IO
7,000		2.749	(l)	01/25/49	1,495,511
	Federal National Mortgage Association, IO REMIC
413		1.742	(l)	03/25/44	22,232
865		2.14	(l)	10/25/39	49,620
237	6.55% - 1 Month USD LIBOR	6.444	(m)	08/25/41	28,491
987	Government National Mortgage Association, IO, 6.25% - 1 Month USD LIBOR	6.134	(m)	12/20/42	211,670
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,845,515)				2,135,020
	Commercial Mortgage-Backed Securities (2.5%)
454	BX Trust, 1 Month USD LIBOR + 1.975% (a)	2.09	(l)	09/15/37	418,518
378	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.854% (a)	1.969	(l)	11/15/31	371,782
900	Citigroup Commercial Mortgage Trust (a)	3.62	(l)	12/10/41	774,625

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		COMM Mortgage Trust
	$1,300	(a)	3.513	(l)%	08/15/57	$1,264,102
	300		4.763	(l)	02/10/47	286,515
	139	(a)	4.901	(l)	07/15/47	141,949
	3,377	Commercial Mortgage Pass-Through Certificates, IO	0.722	(l)	02/10/47	46,870
	1,055	COOF Securitization Trust, IO (a)	2.306	(l)	10/25/40	65,955
	7,475	COOF Securitization Trust II, IO (a)	2.541	(l)	08/25/41	513,876
	2,000	CSMC 2020-TMIC, Class A, 1 Month USD LIBOR + 3.00% (a)	3.25	(l)	12/15/35	2,031,009
	31,675	GS Mortgage Securities Corp. II, IO (a)	0.61	(l)	10/10/32	178,923
	443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.30% (a)	2.415	(l)	01/15/33	444,438
	4,294	JP Morgan Chase Commercial Mortgage Securities Trust, IO	1.088	(l)	07/15/47	61,701
		JPMBB Commercial Mortgage Securities Trust
	136	(a)	4.12	(l)	09/15/47	137,304
	405	(a)	4.831	(l)	04/15/47	397,781
		IO
	3,243		1.149	(l)	08/15/47	84,503
		KGS-Alpha SBA COOF Trust,
		IO
	716	(a)	2.803	(l)	07/25/41	87,065
	863	(a)	3.845	(l)	04/25/40	52,145
	1,500	MFT Trust (a)	3.392	(l)	08/10/40	1,535,812
	1,000	MKT 2020-525M Mortgage Trust (a)	3.039	(l)	02/12/40	905,310
	2,200	Morgan Stanley Capital I Trust, 1 Month USD LIBOR + 2.24% (See Note 7) (a)	3.744	(l)	12/15/36	2,213,315
	2,129	Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95% (a)	2.056	(l)	03/25/50	2,140,698
		Natixis Commercial Mortgage Securities Trust
	1,500	(a)	4.272	(l)	05/15/39	1,426,657
	2,500	(a)	4.299		10/15/36	2,398,034
	2,000	(a)	4.556	(l)	02/15/39	1,883,934
	2,000	Sutherland Commercial Mortgage Trust (a)	2.23	(l)	12/25/41	1,999,829
EUR	1,740	Taurus 2018-1 IT SRL, 3 Month EURIBOR + 1.00% (Italy)	1.00	(l)	05/18/30	2,083,350
	$580	VCC 2020-MC1 Trust (a)	4.50	(l)	06/25/45	581,003

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$900	Wells Fargo Commercial Mortgage Trust (a)	4.518	(l)%	04/15/50	$850,092
	541	WFRBS Commercial Mortgage Trust (a)	5.172	(l)	09/15/46	452,475
		Total Commercial Mortgage-Backed Securities (Cost $25,865,424)				25,829,570
		Mortgages - Other (11.9%)
		Alternative Loan Trust
	121	1 Month USD LIBOR + 0.18%	0.286	(l)	05/25/47	115,356
	252	1 Month USD LIBOR + 0.50%	0.606	(l)	10/25/35	182,596
	153		2.602	(l)	10/25/35	146,928
	67		2.976	(l)	08/25/35	66,087
	152		2.986	(l)	05/25/36	125,840
	23		5.50		02/25/36	18,596
	365		6.00		04/25/36	232,835
	179		6.00		07/25/37	150,903
		PAC
	18		5.50		02/25/36	14,293
	52		6.00		04/25/36	38,044
	114	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	0.756	(l)	07/25/46	86,893
		Banc of America Funding Trust
	40		5.25		07/25/37	39,995
	577		5.50		09/25/35	622,260
	68		6.00		07/25/37	65,345
GBP	800	Banna RMBS DAC, 3 Month GBP SONIA LIBOR + 3.50% (United Kingdom)	1.91	(l)	12/30/63	1,034,138
	$100	BCAP LLC Trust (a)	3.267	(l)	03/26/37	88,260
		Bear Stearns Trust
	288		3.178	(l)	05/25/36	276,751
	57		3.311	(l)	05/25/47	56,571
	3,667	Brean Asset Backed Securities Trust (a)	1.40	(l)	10/25/63	3,513,032
	4,866	Cascade Funding Mortgage Trust (a)	4.00	(l)	10/25/68 - 06/25/69	4,966,979
	2,222	CFMT 2020-ABC1 LLC (a)	2.00	(l)	09/25/50	2,159,533
		CFMT 2021-HB5 LLC
	3,000	(a)	2.91	(l)	02/25/31	2,990,061
	2,000	(a)	5.683	(l)	02/25/31	1,992,359
	105	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	0.706	(l)	02/25/37	28,338
	70	ChaseFlex Trust	6.50		02/25/35	66,726

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		CHL Mortgage Pass-Through Trust
	$327		2.135	(l)%	09/25/34	$310,580
	176		5.50		05/25/34	177,597
	789		6.00		12/25/36	635,600
		CIM Trust
	3,393	(a)	2.568		07/25/59	3,398,009
	2,796	(a)	2.569		07/25/55	2,799,662
	97	Citigroup Mortgage Loan Trust	2.92	(l)	11/25/36	95,401
	4,000	Credit Suisse Mortgage Trust	1.00		04/15/23	4,020,000
		CSFB Mortgage-Backed Pass-Through Certificates
	371		6.50		12/25/33	380,196
	374		7.50		10/25/32	388,946
		CSMC Mortgage-Backed Trust
	850		5.587	(l)	04/25/37	318,066
	1,733		6.50		05/25/36	758,202
EUR	1,614	Dssv Sarl 3 Month EURIBOR + 3.00% (Spain)	3.00	(l)	10/15/24	1,901,468
	582	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.21	(l)	05/25/57	690,359
	412	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.263	(l)	04/17/41	478,387
	956	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(l)	08/02/50	1,032,231
		FMC GMSR Issuer Trust
	$2,200	(a)	4.23	(l)	09/25/24	2,204,219
	1,500	(a)	4.45	(l)	01/25/26	1,511,985
	4,500	(a)	5.07	(l)	05/25/24	4,540,082
	2,800	(a)	5.66	(l)	05/25/24	2,816,859
		GSR Mortgage Loan Trust
	114		2.75	(l)	03/25/37	93,954
	17		2.798	(l)	05/25/35	16,359
	624		2.809	(l)	12/25/34	656,184
	1,375		5.50		03/25/35	1,459,975
GBP	2,000	Harben Finance 2017-1 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	1.56	(l)	08/20/56	2,770,985
	$282	HarborView Mortgage Loan Trust	2.315	(l)	05/19/33	288,072
EUR	1,032	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(l)	03/22/44	1,146,154
	$46	Impac CMB Trust, 1 Month USD LIBOR + 0.78%	0.886	(l)	10/25/35	45,596
	174	JP Morgan Alternative Loan Trust	6.00		12/25/35	158,583

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	1,179	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(l)%	09/16/48	$1,254,901
		Legacy Mortgage Asset Trust
	$4,467	(a)	3.25		02/25/60	4,522,490
	5,643	(a)	3.00		06/25/59	5,682,103
		Lehman Mortgage Trust
	94		5.50		02/25/36	75,455
	346		6.50		09/25/37	160,816
		LHOME Mortgage Trust
	1,200	(a)	3.868		07/25/24	1,212,856
	469	(a)	4.58		10/25/23	470,571
		Ludgate Funding PLC
EUR	1,109	3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(l)	12/01/60	1,194,332
	1,025	3 Month EURIBOR + 0.85% (United Kingdom)	0.31	(l)	01/01/61	1,161,302
	586	3 Month EURIBOR + 1.10% (United Kingdom)	0.56	(l)	01/01/61	650,351
		Mansard Mortgages PLC
GBP	523	3 Month GBP LIBOR + 1.10% (United Kingdom)	1.183	(l)	10/15/48	682,195
	530	3 Month GBP LIBOR + 2.00% (United Kingdom)	2.08	(l)	12/15/49	729,175
		MASTR Alternative Loan Trust
	$826		5.50		02/25/35	879,385
	989		6.00		05/25/33	1,028,435
	39	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(l)	06/25/36	33,136
	2,000	Mello Warehouse Securitization Trust, 1 Month USD LIBOR + 2.80% (a)	2.906	(l)	10/25/53	2,003,702
	1,352	Merrill Lynch Mortgage Investors Trust, IO (a)	2.118	(l)	02/25/36	60,872
GBP	1,500	Mortgage Funding PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	3.28	(l)	03/13/46	2,087,871
	$202	MortgageIT Trust, 1 Month USD LIBOR + 0.90%	1.006	(l)	10/25/35	202,732
GBP	902	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.08	(l)	12/15/50	1,237,979
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$156	1 Month USD LIBOR + 0.12%	0.226	(l)	10/25/36	141,827
	202		2.992	(l)	06/25/36	186,019
	2,388		5.755	(l)	06/25/36	976,594
		NYMT Loan Trust
	1,655	(a)	2.944	(l)	10/25/60	1,663,674
	3,552	(a)	3.962		06/25/25	3,571,526
	1,197	PMC PLS ESR Issuer LLC (a)	5.069		11/25/24	1,203,840

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$2,500	PRMI Securitization Trust (a)	2.50	(l)%	04/25/51	$2,507,750
	2,461	PRPM LLC (a)	3.50	(l)	10/25/24	2,482,940
		RALI Trust
	78		6.00		04/25/36	74,982
	105		6.00		08/25/36	102,913
	52		6.00		01/25/37	49,103
AUD	727	RedZed Trust, 1 Month BBSW + 1.95% (Australia)	1.965		03/09/56	564,644
		Reperforming Loan REMIC Trust
	$191	(a)	6.50		03/25/35	197,912
	247	(a)	7.50		11/25/34	259,826
	509	Residential Asset Securitization Trust	6.00		05/25/36	510,380
	390	RFMSI Series Trust	6.00		07/25/36	387,144
GBP	653	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	0.55	(l)	06/12/44	862,260
	$2,500	RMF Buyout Issuance Trust (a)	3.63	(l)	10/25/50	2,466,514
GBP	1,200	Rochester Financing No 2 PLC, 3 Month GBP LIBOR + 4.75% (United Kingdom)	4.831	(l)	06/18/45	1,658,978
		Seasoned Credit Risk Transfer Trust
	$1,600	(a)	3.75	(l)	09/25/55	1,649,359
	2,600	(a)	4.25	(l)	08/25/59	2,717,840
	1,000	(a)	4.50	(l)	02/25/59	1,048,258
	2,200		4.75	(l)	10/25/58	2,322,433
	1,589	Seasoned Loans Structured Transaction	3.00	(l)	04/25/58	1,597,804
	322	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.31%	0.736	(l)	07/20/33	314,230
	1,000	SG Commercial Mortgage Securities Trust (a)	3.593	(l)	09/15/39	949,567
	101	STARM Mortgage Loan Trust	2.981	(l)	10/25/37	96,656
		Structured Adjustable Rate Mortgage Loan Trust
	384		1.26	(l)	11/25/34	366,657
	574		2.619	(l)	02/25/35	572,954
	711	Structured Asset Mortgage Investments II Trust	0.914	(l)	04/19/35	702,076
	1,485	Structured Asset Securities Corp., IO (a)	4.362	(l)	07/25/35	186,216
	1,907	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	1.956	(l)	05/25/47	1,706,508
EUR	2,000	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(l)	12/28/50	1,995,131
	$1,400	Toorak Mortgage Corp. Ltd.	3.721		09/25/22	1,421,187
	972	Verus Securitization Trust (a)	3.504	(l)	12/25/59	984,631

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$918	VOLT XCIII LLC (a)	1.893%		02/27/51	$914,671
	1,862	VOLT XCIV LLC (a)	2.24		02/27/51	1,862,818
	298	Wells Fargo Alternative Loan Trust	3.011	(l)	07/25/37	285,193
		Total Mortgages - Other (Cost $118,979,007)				121,066,104
		U.S. Treasury Security (1.7%)
	16,500	U.S. Treasury Bonds (Cost $17,497,005)	2.125		05/15/25	17,502,568
		Senior Loan Interests (3.0%)
	1,454	American Airlines, Inc., Term Loan B, 1 Month USD LIBOR + 2.00%	2.11	(l)	04/28/23	1,403,996
	1,203	Associated Asphalt Partners, LLC, Term Loan B, 1 Month USD LIBOR + 5.25%	6.25	(l)	04/05/24	1,132,969
	613	BJ's Wholesale Club, Inc., Term Loan, 1 Month USD LIBOR + 2.00%	2.111	(l)	02/03/24	612,941
	1,995	BWAY Holding Co., 2017 Term Loan B, 3 Month USD LIBOR + 3.25%	3.443	(l)	04/03/24	1,930,296
	1,496	Carrols Restaurant Group, Inc., Term Loan B, 1 Month USD LIBOR + 3.25%	3.36	(l)	04/30/26	1,481,934
	1,496	Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 Month USD LIBOR + 3.50%	3.686	(l)	08/21/26	1,452,880
	997	Cogeco Communications Finance (USA), LP, Term Loan B, 1 Month USD LIBOR + 2.00%	2.113	(l)	01/03/25	986,734
	875	Cornerstone Building Brands, Inc., 2021 Term Loan B, 3 Month USD LIBOR + 3.25%	3.365	(l)	04/12/28	868,686
	1,995	Creative Artists Agency, LLC, 2019 Term Loan B, 1 Month USD LIBOR + 3.75%	3.863	(l)	11/26/26	1,980,925
	997	CSC Holdings, LLC, 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%	2.615	(l)	04/15/27	994,043
	840	Dell International LLC, Term Loan A6, 1 Month USD LIBOR + 1.75%	1.86	(l)	03/13/24	842,776
	353	Forest City Enterprises, L.P., Term Loan B, 1 Month USD LIBOR + 3.50%	3.613	(l)	12/08/25	345,276
	1,031	Garda World Security Corp., 2021 Term Loan B, 1 Month USD LIBOR + 4.25% (Canada)	4.36	(l)	10/30/26	1,033,391
	1,191	H Food Holdings LLC, 2018 Term Loan B, 1 Month USD LIBOR + 3.69%	3.801	(l)	05/23/25	1,182,473
	1,247	iHeartCommunications, Inc., 2020 Term Loan, 1 Month USD LIBOR + 3.00%	3.113	(l)	05/01/26	1,233,602
EUR	972	Ineos Finance PLC, Term Loan B, 3 Month EURIBOR + 2.00% (Luxembourg)	2.50	(l)	04/01/24	1,165,205

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,246	Lions Gate Capital Holdings LLC, 2018 Term Loan B, 1 Month USD LIBOR + 2.25%	2.363	(l)%	03/24/25	$1,236,313
1,496	Medallion Midland Acquisition, LLC, 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%	4.25	(l)	10/30/24	1,484,382
998	Midas Intermediate Holdco II, LLC, 2020 Term Loan B, 3 Month USD LIBOR + 6.75%	7.50	(l)	12/22/25	1,012,667
1,209	Navistar International Corp., Term Loan B, 1 Month USD LIBOR + 3.50%	3.61	(l)	11/06/24	1,210,433
997	Oryx Midstream Holdings LLC, Term Loan B, 1 Month USD LIBOR + 4.00%	4.113	(l)	05/22/26	983,738
521	Reynolds Group Holdings, Inc., Term Loan, 1 Month USD LIBOR + 2.75%	2.863	(l)	02/05/23	520,547
1,999	Scientific Games International, Inc., 2018 Term Loan B5, 1 Month USD LIBOR + 2.75%	2.863	(l)	08/14/24	1,972,795
1,209	Surgery Center Holdings, Inc., 2017 Term Loan B, 1 Month USD LIBOR + 3.25%	4.25	(l)	09/03/24	1,206,625
776	Titan Acquisition Limited, 2018 Term Loan B, 3 Month USD LIBOR + 3.00% (Canada)	3.267	(l)	03/28/25	761,223
997	US Foods, Inc., 2019 Term Loan B, 1 Month USD LIBOR + 2.00%	2.113	(l)	09/13/26	980,117
997	Wand NewCo 3, Inc., 2020 Term Loan, 1 Month USD LIBOR + 3.00%	3.11	(l)	02/05/26	985,540
	Total Senior Loan Interests (Cost $31,177,523)				31,002,507
NUMBER OF SHARES
	Investment Companies (3.0%)
61,300	iShares iBoxx Investment Grade Corporate Bond ETF (d)				8,039,495
82,300	iShares iBoxx High Yield Corporate Bond ETF (d)				7,196,312
284,000	iShares Short-Term Corporate Bond ETF (d)				15,566,040
	Total Investment Companies (Cost $29,672,560)				30,801,847

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Short-Term Investments (12.6%)
		Sovereign (0.2%)
		Egypt
EGP	26,000	Egypt Treasury Bill (Cost $1,651,687)	12.95%	05/18/21	$1,650,868
		U.S. Treasury Securities (3.9%)
		U.S. Treasury Bills
	$15,908	(n)(o)	0.028	06/03/21	15,907,599
	15,909	(n)(o)	0.029	06/03/21	15,908,584
	400	(n)(o)	0.081	06/03/21	399,971
	1,300	(n)(o)	0.084	06/03/21	1,299,901
	6,000	(n)(o)	0.088	06/03/21	5,999,524
	150	(n)(o)	0.089	06/03/21	149,988
	333	(n)(o)	0.09	06/03/21	332,973
		Total U.S. Treasury Securities (Cost $39,998,540)			39,998,540
NUMBER OF SHARES (000)
		Investment Company (5.6%)
	56,708	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $56,708,380)			56,708,380
		Securities held as Collateral on Loaned Securities (2.7%)
		Investment Company (2.7%)
	27,786	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $27,785,853)			27,785,853

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Floating Rate Note (0.2%)
	United States
$1,600	Aviation Capital Group LLC, 3 Month USD LIBOR + 0.67% (Cost $1,587,733) (a)	0.856	(l)%	07/30/21	$1,598,797
	Total Short-Term Investments (Cost $127,732,193)				127,742,438
	Total Investments (Cost $1,027,995,350) including $44,922,568 of Securities Loaned (p)(q)			102.6%	1,047,262,254
	Liabilities in Excess of Other Assets			(2.6)	(26,802,380)
	Net Assets			100.0%	$1,020,459,874

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  BBSW  Australia's Bank Bill Swap.

  ETF  Exchange Traded Fund.

  EURIBOR  Euro Interbank Offered Rate.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  SONIA  Sterling Overnight Interbank Average Rate.

  TBA  To Be Announced.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2021.

  (c)  Capital appreciation bond.

  (d)  All or a portion of this security was on loan at April 30, 2021.

  (e)  Multi-step - Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of April 30, 2021. Maturity date disclosed is the ultimate maturity date.

  (f)  Issuer in bankruptcy.

  (g)  Non-income producing security; bond in default.

  (h)  Acquired through exchange offer.

  (i)  At April 30, 2021, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (j)  When-issued security.

  (k)  Security is subject to delayed delivery.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

  (l)  Floating or variable rate securities: The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (m)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2021.

  (n)  Rate shown is the yield to maturity at April 30, 2021.

  (o)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (p)  Securities are available for collateral in connection with purchase of when-issued security, forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreement.

  (q)  At April 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $35,230,725 and the aggregate gross unrealized depreciation is $14,052,612, resulting in net unrealized appreciation of $21,178,113.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2021:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group		$260,233	AUD	334,737	05/25/21	$(2,344)
Bank of America NA	AUD	16,319,151		$12,924,196	05/25/21	351,553
Bank of America NA	EUR	115,364,558		$140,394,283	05/25/21	1,640,474
Bank of America NA		$2,567,890	EUR	2,187,830	05/25/21	63,506
Bank of America NA		$187,651	ZAR	2,845,898	05/25/21	8,012
Barclays Bank PLC	BRL	28,593,774		$5,265,879	05/25/21	12,234
Barclays Bank PLC	CAD	13,355,000		$10,586,821	05/25/21	(278,831)
Barclays Bank PLC		$5,316,852	CAD	6,652,000	05/25/21	95,227
Barclays Bank PLC		$2,411,447	EUR	1,997,940	05/25/21	(8,441)
BNP Paribas SA	AUD	239,052		$181,825	05/25/21	(2,346)
BNP Paribas SA	CHF	5,074,487		$5,673,659	05/25/21	114,147
BNP Paribas SA	CHF	5,235,000		$5,827,409	05/25/21	92,041
BNP Paribas SA	EUR	140,434		$168,633	05/25/21	(273)
BNP Paribas SA	GBP	9,694,085		$13,635,836	05/25/21	247,291
BNP Paribas SA	GBP	744,083		$1,022,194	05/25/21	(5,462)
BNP Paribas SA	IDR	131,286,524,194		$9,209,212	05/25/21	138,052
BNP Paribas SA	MXN	109,095,000		$5,167,751	05/25/21	(205,353)
BNP Paribas SA	PLN	18,675,000		$5,046,003	05/25/21	121,005
BNP Paribas SA		$1,272,175	AUD	1,625,700	05/25/21	(19,699)
BNP Paribas SA		$5,315,306	CAD	6,653,000	05/25/21	97,587
BNP Paribas SA		$5,131,510	CHF	4,685,000	05/25/21	1,288
BNP Paribas SA		$5,121,429	EUR	4,315,000	05/25/21	68,403
BNP Paribas SA		$5,001,895	IDR	73,312,775,066	05/25/21	63,605
BNP Paribas SA		$956,606	IDR	13,900,437,944	05/25/21	3,836

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BNP Paribas SA		$5,009,755	KRW	5,538,835,000	05/25/21	$(30,299)
BNP Paribas SA	ZAR	73,490,000		$4,757,338	05/25/21	(295,309)
Citibank NA	EUR	432,438		$516,123	05/25/21	(3,988)
Citibank NA	JPY	551,705,000		$5,112,408	05/25/21	63,669
Citibank NA		$196,053	BRL	1,125,440	05/25/21	10,729
Citibank NA	ZAR	53,373,003		$3,751,786	05/25/21	82,240
Goldman Sachs International	HUF	778,635,000		$2,630,941	05/25/21	31,237
Goldman Sachs International	HUF	625,000,000		$2,067,746	05/25/21	(19,003)
Goldman Sachs International	INR	95,680,000		$1,293,060	05/25/21	5,893
Goldman Sachs International		$2,602,051	INR	191,360,000	05/25/21	(27,715)
Goldman Sachs International		$2,929,009	MXN	59,750,372	05/25/21	13,793
Goldman Sachs International		$5,154,749	SEK	44,080,000	05/25/21	53,167
Goldman Sachs International	ZAR	87,160,000		$5,846,615	05/25/21	(145,883)
HSBC Bank PLC		$2,479,862	EUR	2,081,365	05/25/21	23,483
HSBC Bank PLC		$502,320	MXN	10,466,983	05/25/21	13,196
JPMorgan Chase Bank NA	AUD	13,129,512		$10,136,049	05/25/21	20,776
JPMorgan Chase Bank NA	IDR	73,000,000,000		$5,001,713	05/25/21	(42,176)
JPMorgan Chase Bank NA	INR	95,680,000		$1,293,148	05/25/21	5,980
JPMorgan Chase Bank NA	JPY	554,855,000		$5,083,939	05/25/21	6,373
JPMorgan Chase Bank NA		$1,584,852	AUD	1,985,000	05/25/21	(55,563)
JPMorgan Chase Bank NA		$4,863,201	BRL	27,468,334	05/25/21	183,662
JPMorgan Chase Bank NA		$1,048,655	CHF	973,610	05/25/21	18,014
JPMorgan Chase Bank NA		$5,117,773	CHF	4,650,000	05/25/21	(23,321)
JPMorgan Chase Bank NA		$11,141	GBP	7,989	05/25/21	(107)
JPMorgan Chase Bank NA		$1,819,617	ZAR	28,263,317	05/25/21	123,566
Royal Bank Of Canada		$4,963,972	JPY	521,020,000	05/25/21	(196,036)
Royal Bank Of Canada		$327,994	MXN	6,826,656	05/25/21	8,229
Royal Bank Of Canada		$15,859,890	NOK	134,574,500	05/25/21	307,699
State Street Bank and Trust Co.	GBP	739,942		$1,016,127	05/25/21	(5,810)
State Street Bank and Trust Co.		$2,560,700	HUF	780,000,000	05/25/21	43,562
UBS AG	AUD	83,642		$64,131	05/25/21	(308)
UBS AG	CNH	65,390,000		$9,923,270	05/25/21	(163,136)
UBS AG	EUR	97,719		$116,445	05/25/21	(1,086)
UBS AG	EUR	3,273,706		$3,865,055	05/25/21	(72,369)
UBS AG	EUR	4,662,919		$5,539,627	05/25/21	(68,662)
UBS AG	MXN	114,684,961		$5,504,385	05/25/21	(144,033)
UBS AG	MXN	96,470,000		$4,593,226	05/25/21	(158,076)
UBS AG	MXN	62,708,075		$3,105,671	05/25/21	17,198
UBS AG	MXN	47,262,703		$2,334,044	05/25/21	6,280
UBS AG	MXN	4,909,009		$246,601	05/25/21	4,824
UBS AG	SEK	86,935,000		$10,522,818	05/25/21	251,715

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG		$124,297	AUD	161,177	05/25/21	$(122)
UBS AG		$250,570	AUD	321,739	05/25/21	(2,695)
UBS AG		$4,407,288	AUD	5,573,892	05/25/21	(113,035)
UBS AG		$2,328,773	GBP	1,682,351	05/25/21	(5,270)
UBS AG		$118,626	GBP	85,771	05/25/21	(167)
UBS AG		$2,070,504	HUF	623,635,000	05/25/21	11,688
UBS AG		$5,535,418	JPY	581,360,000	05/25/21	(215,300)
UBS AG		$5,063,328	MXN	102,957,000	05/25/21	7,469
UBS AG		$2,048,891	MXN	41,500,000	05/25/21	(4,950)
UBS AG		$218,491	ZAR	3,217,500	05/25/21	2,721
UBS AG		$1,674,698	ZAR	25,154,948	05/25/21	54,776
UBS AG		$248,953	ZAR	3,746,911	05/25/21	8,658
UBS AG		$1,499,255	ZAR	22,553,141	05/25/21	51,338
UBS AG		$3,337,208	ZAR	51,745,117	05/25/21	220,416
UBS AG	ZAR	93,189,435		$6,210,931	05/25/21	(196,108)
						$2,257,336

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2021:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
German Euro Bund (Germany)	4	Jun-21	EUR	(400)	$(817,530)	$3,559
U.S. Treasury Ultra Long Bond	28	Jun-21		$(2,800)	(5,205,375)	(67,636)
U.S. Treasury 30 yr. Bond	44	Jun-21		(4,400)	(6,919,000)	(2,750)
U.S. Treasury Ultra Long Bond	50	Jun-21		(5,000)	(7,277,344)	(2,406)
UK Long Gilt Bond (United Kingdom)	107	Jun-21	GBP	(10,700)	(18,866,089)	127,374
U.S. Treasury 2 yr. Note	119	Jun-21		$(23,800)	(26,270,179)	(5,578)
						$52,563

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ◼ April 30, 2021 (unaudited) continued

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at April 30, 2021:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/ RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. LLC* CDX.NA.HY.36	NR	Buy	5.00%	Quarterly	6/20/26	$21,256	$(2,215,423)	$(1,816,733)	$(398,690)

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

NR  Not rated.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

EGP  —  Egyptian Pound

EUR  —  Euro

GBP  —  British Pound

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

PLN  —  Polish Zloty

SEK  —  Swedish Krona

TRY  —  Turkish Lira

USD  —  United States Dollar

ZAR  —  South African Rand

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities April 30, 2021 (unaudited)

Assets:
Investments in securities, at value (cost $941,298,367) (Including $44,922,568 for securities loaned)	$960,554,706
Investment in affiliates, at value (cost $86,696,983)	86,707,548
Total investments in securities, at value (cost $1,027,995,350)	1,047,262,254
Unrealized appreciation on open foreign currency forward exchange contracts	4,770,612
Cash (including foreign currency valued at $1,846,016 with a cost of $1,899,219)	1,846,016
Receivable for:
Investments sold	24,791,850
Interest	6,994,443
Shares of beneficial interest sold	1,443,007
Variation margin on open futures contracts	996,417
Foreign withholding taxes reclaimed	37,094
Variation margin on open swap agreements	22,612
Securities lending income	15,402
Interest and dividends from affiliates	5,347
Prepaid expenses and other assets	180,543
Total Assets	1,088,365,597
Liabilities:
Collateral on securities loaned, at value	27,785,853
Unrealized depreciation on open foreign currency forward exchange contracts	2,513,276
Due to broker	1,518,000
Payable for:
Investments purchased	33,876,985
Shares of beneficial interest redeemed	1,068,465
Advisory fee	265,249
Dividends to shareholders	179,320
Transfer and sub transfer agent fees	93,157
Administration fee	67,186
Distribution fee	49,737
Trustees' fees	39,777
Deferred capital gain country tax	178,940
Accrued expenses and other payables	269,778
Total Liabilities	67,905,723
Net Assets	$1,020,459,874
Composition of Net Assets:
Paid-in-Capital	$1,006,338,610
Total Distributable Earnings	14,121,264
Net Assets	$1,020,459,874

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Assets and Liabilities April 30, 2021 (unaudited)

Class A Shares:
Net Assets	$104,506,953
Shares Outstanding (unlimited shares authorized, $0.01 par value)	18,229,268
Net Asset Value Per Share	$5.73
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$5.92
Class L Shares:
Net Assets	$4,446,903
Shares Outstanding (unlimited shares authorized, $0.01 par value)	775,940
Net Asset Value Per Share	$5.73
Class I Shares:
Net Assets	$694,554,764
Shares Outstanding (unlimited shares authorized, $0.01 par value)	119,601,871
Net Asset Value Per Share	$5.81
Class C Shares:
Net Assets	$31,701,836
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,538,692
Net Asset Value Per Share	$5.72
Class IS Shares:
Net Assets	$185,238,409
Shares Outstanding (unlimited shares authorized, $0.01 par value)	31,889,715
Net Asset Value Per Share	$5.81
Class IR Shares:
Net Assets	$11,009
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,895
Net Asset Value Per Share	$5.81

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2021 (unaudited)

Net Investment Income: Income
Interest (net of $175,176 foreign withholding tax)	$16,007,378
Dividends	488,667
Income from securities loaned - net	57,644
Interest and dividends from affiliates (Note 7)	52,860
Total Income	16,606,549
Expenses
Advisory fee (Note 4)	1,608,229
Administration fee (Note 4)	402,057
Distribution fee (Class A shares) (Note 5)	135,280
Distribution fee (Class L shares) (Note 5)	11,322
Distribution fee (Class C shares) (Note 5)	159,989
Sub transfer agent fees and expenses (Class A shares)	47,309
Sub transfer agent fees and expenses (Class L shares)	1,499
Sub transfer agent fees and expenses (Class I shares)	234,178
Sub transfer agent fees and expenses (Class C shares)	11,971
Professional fees	96,725
Custodian fees (Note 8)	60,933
Registration fees	57,852
Shareholder reports and notices	23,567
Transfer agent fees and expenses (Class A shares) (Note 6)	7,609
Transfer agent fees and expenses (Class L shares) (Note 6)	1,334
Transfer agent fees and expenses (Class I shares) (Note 6)	7,297
Transfer agent fees and expenses (Class C shares) (Note 6)	3,023
Transfer agent fees and expenses (Class IS shares) (Note 6)	1,171
Transfer agent fees and expenses (Class IR shares) (Note 6)	866
Trustees' fees and expenses	7,539
Other	48,507
Total Expenses	2,928,257
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(40,864)
Less: reimbursement of class specific expenses (Class IR shares) (Note 4)	(865)
Net Expenses	2,886,528
Net Investment Income	13,720,021

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2021 (unaudited)

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments (Net of $97,240 of Capital Gain Country Tax)	$8,535,036
Futures contracts	1,668,899
Swap agreements	(6,010,409)
Foreign currency forward exchange contracts	(7,126,602)
Foreign currency translation	(235,908)
Net Realized Loss	(3,168,984)
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of decrease in deferred capital gain country tax of $497)	6,004,166
Investments in affiliates (Note 7)	146,182
Futures contracts	(12,300)
Swap agreements	2,592,263
Foreign currency forward exchange contracts	307,775
Foreign currency translation	(67,216)
Net Change in Unrealized Appreciation (Depreciation)	8,970,870
Net Gain	5,801,886
Net Increase	$19,521,907

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2021	FOR THE YEAR ENDED OCTOBER 31, 2020
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$13,720,021	$25,457,760
Net realized loss	(3,168,984)	(96,925)
Net change in unrealized appreciation (depreciation)	8,970,870	(4,064,890)
Net Increase	19,521,907	21,295,945
Dividends and Distributions to Shareholders:
Class A shares	(1,393,524)	(3,515,665)
Class L shares	(51,966)	(153,734)
Class I shares	(9,604,921)	(17,838,643)
Class C shares	(293,224)	(806,423)
Class IS shares	(2,591,379)	(7,803,109)
Class IR shares	(157)	(374)
Total Dividends and Distributions to Shareholders	(13,935,171)	(30,117,948)
Net increase from transactions in shares of beneficial interest	41,108,569	202,373,876
Net Increase	46,695,305	193,551,873
Net Assets:
Beginning of period	973,764,569	780,212,696
End of Period	$1,020,459,874	$973,764,569

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class IS shares and Class IR shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class L shares, Class I shares, Class IS shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc.(the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly-owned subsidiary of the Morgan Stanley determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

F. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2021:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$44,922,568	(a)	$—	$(44,922,568	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $27,785,853, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $18,068,950 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards CodificationTM ("ASC") 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of April 30, 2021:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$11,029,610	$—	$—	$—	$11,029,610
Investment Companies	14,970,248	—	—	—	14,970,248
Sovereign	1,785,995	—	—	—	1,785,995
Total Borrowings	$27,785,853	$—	$—	$—	$27,785,853
Gross amount of recognized liabilities for securities lending transactions					$27,785,853

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$400,689,310	$—	†	$400,689,310	†
Sovereign	—	128,405,004	—		128,405,004
Supranational	—	3,342,519	—		3,342,519
Agency Fixed Rate Mortgages	—	5,220,920	—		5,220,920
Asset-Backed Securities	—	153,524,447	—		153,524,447
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,135,020	—		2,135,020
Commercial Mortgage-Backed Securities	—	25,829,570	—		25,829,570
Mortgages — Other	—	121,066,104	—		121,066,104

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets (cont'd):
Fixed Income Securities (cont'd)
U.S. Treasury Security	$—	$17,502,568	$—		$17,502,568
Senior Loan Interests	—	31,002,507	—		31,002,507
Total Fixed Income Securities	—	888,717,969	—	†	888,717,969 †
Investment Companies	30,801,847	—	—		30,801,847
Short-Term Investments
Sovereign	—	1,650,868	—		1,650,868
U.S. Treasury Securities	—	39,998,540	—		39,998,540
Investment Company	84,494,233	—	—		84,494,233
Floating Rate Note	—	1,598,797	—		1,598,797
Total Short-Term Investments	84,494,233	43,248,205	—		127,742,438
Foreign Currency Forward Exchange Contracts	—	4,770,612	—		4,770,612
Futures Contracts	130,933	—	—		130,933
Total Assets	115,427,013	936,736,786	—	†	1,052,163,799 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,513,276)	—		(2,513,276)
Futures Contracts	(78,370)	—	—		(78,370)
Credit Default Swap Agreement	—	(398,690)	—		(398,690)
Total Liabilities	(78,370)	(2,911,966)	—		(2,990,336)
Total	$115,348,643	$933,824,820	$—	†	$1,049,173,463 †

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND		SENIOR LOAN INTEREST
Beginning Balance	$—	†	$50,000
Purchases	—		—
Sales	—		(22,079)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		(27,921)
Ending Balance	$—	†	$—
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2021	$—		$—

†  Includes a security valued at zero.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate

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Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The

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Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2021:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$130,933	(d)	Variation margin on open futures contracts	$(78,370	)(d)
Credit Risk	Variation margin on open swap agreement	—		Variation margin on open swap agreement	(398,690	)(d)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	$4,770,612		Unrealized depreciation on open foreign currency forward exchange contracts	(2,513,276)
		$4,901,545			$(2,990,336)

(d)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2021 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$1,668,899	$—	$—
Credit Risk	—	—	(6,010,409)
Currency Risk	—	(7,126,602)	—
Total	$1,668,899	$(7,126,602)	$(6,010,409)

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Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(12,300)	$—	$—
Credit Risk	—	—	2,592,263
Currency Risk	—	307,775	—
Total	$(12,300)	$307,775	$2,592,263

At April 30, 2021, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(e)	ASSETS(f)	LIABILITIES(f)
Foreign Currency Forward Exchange Contracts	$4,770,612	$(2,513,276)

(e)  Excludes exchange-traded derivatives.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2021:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(g)	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$2,063,545	$—	$(933,000)	$1,130,545
Barclays Bank PLC	107,461	(107,461)	—	0
BNP Paribas SA	947,255	(558,741)	—	388,514
Citibank NA	156,638	(3,988)	—	152,650
Goldman Sachs International	104,090	(104,090)	—	0
HSBC Bank PLC	36,679	—	—	36,679
JPMorgan Chase Bank NA	358,371	(121,167)	—	237,204
Royal Bank Of Canada	315,928	(196,036)	(119,892)	0
State Street Bank and Trust Co.	43,562	(5,810)		37,752
UBS AG	637,083	(637,083)	—	0
Total	$4,770,612	$(1,734,376)	$(1,052,892)	$1,983,344

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED(g)	NET AMOUNT (NOT LESS THAN $0)
Australia And New Zealand Banking Group	$2,344	$—	$—	$2,344
Barclays Bank PLC	287,272	(107,461)	—	179,811
BNP Paribas SA	558,741	(558,741)	—	0
Citibank NA	3,988	(3,988)	—	0
Goldman Sachs International	192,601	(104,090)	—	88,511
JPMorgan Chase Bank NA	121,167	(121,167)	—	0
Royal Bank Of Canada (UK)	196,036	(196,036)	—	0
State Street Bank and Trust Co.	5,810	(5,810)	—	0
UBS AG	1,145,317	(637,083)	(508,234)	0
Total	$2,513,276	$(1,734,376)	$(508,234)	$270,666

(g)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

For the six months ended April 30, 2021, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$429,880,495
Futures Contracts:
Average monthly notional value	$88,419,038
Swap Agreements:
Average monthly notional amount	$29,210,528

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the average net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C, 0.57% for Class IS and 0.57% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2021, $865 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2021, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2021, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $4,790 and $2,996, respectively, and received $33,465 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2021, aggregated $781,650,589 and $747,809,389, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $349,233,947 and $407,669,175, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2021, advisory fees paid were reduced by $40,864 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2021 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2020	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND/ INTEREST INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2021
Liquidity Funds	$115,393,616	$336,343,208	$367,242,591	$11,448	$—	$—	$84,494,233
Morgan Stanley Capital I Trust	2,067,133	—	—	41,412	$—	146,182	2,213,315
	$117,460,749	$336,343,208	$367,242,591	$52,860	$—	$146,182	$86,707,548

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2021, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $253. At April 30, 2021, the Fund had an accrued pension liability of $39,777, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2021		FOR THE YEAR ENDED OCTOBER 31, 2020
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	3,333,498	$19,222,288	8,374,906	$47,209,286
Reinvestment of dividends	226,575	1,305,996	590,638	3,317,117
Redeemed	(5,042,570)	(29,046,090)	(8,616,299)	(48,029,091)
Net increase (decrease) — Class A	(1,482,497)	(8,517,806)	349,245	2,497,312
CLASS L SHARES
Reinvestment of dividends	8,618	49,639	26,322	147,722
Redeemed	(52,161)	(299,836)	(176,691)	(988,259)
Net decrease — Class L	(43,543)	(250,197)	(150,369)	(840,537)
CLASS I SHARES
Sold	31,036,287	181,566,285	67,475,610	384,884,279
Reinvestment of dividends	1,457,424	8,507,247	2,743,715	15,601,801
Redeemed	(22,998,210)	(134,241,676)	(33,491,196)	(186,719,722)
Net increase — Class I	9,495,501	55,831,856	36,728,129	213,766,358
CLASS C SHARES
Sold	490,759	2,827,807	1,923,139	10,920,761
Reinvestment of dividends	46,991	270,412	133,865	750,326
Redeemed	(694,007)	(3,999,729)	(1,584,838)	(8,881,691)
Net increase (decrease) — Class C	(156,257)	(901,510)	472,166	2,789,396
CLASS IS SHARES
Sold	2,563,365	15,055,386	7,291,623	42,301,202
Reinvestment of dividends	443,975	2,591,379	1,360,361	7,721,307
Redeemed	(3,872,358)	(22,700,696)	(11,750,610)	(65,861,536)
Net decrease — Class IS	(865,018)	(5,053,931)	(3,098,626)	(15,839,027)
CLASS IR SHARES
Reinvestment of dividends	27	157	66	374
Net increase in Fund	6,948,213	$41,108,569	34,300,611	$202,373,876

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2019 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$30,117,948	$30,702,470

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at October 31, 2020:

TOTAL DISTRIBUTABLE EARNINGS	PAID-IN-CAPITAL
$5,737	$(5,737)

At October 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,510,224	$—

During the year ended October 31, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $1,317,085.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2021, the Fund did not have any borrowings under the Facility.

12. Other

At April 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 41.8%.

13. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

14. LIBOR Risk

The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ◼ April 30, 2021 (unaudited) continued

may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. On March 5, 2021, the FCA announced that LIBOR will either cease to be provided by any administrator, or no longer be representative for many LIBOR settings after December 31, 2021, and for certain commonly-used tenors of U.S. dollar LIBOR after June 30, 2023. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021 (or a later date, if a particular Reference Rate is expected to continue beyond 2021), it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.70		$5.73		$5.54		$5.66		$5.49		$5.51
Income (loss) from investment operations:
Net investment income(2)	0.07		0.15		0.20		0.19		0.20		0.19
Net realized and unrealized gain (loss)	0.04		(0.00	)(3)	0.26		(0.13)		0.16		0.01
Total income from investment operations	0.11		0.15		0.46		0.06		0.36		0.20
Less distributions from:
Net investment Income	(0.07)		(0.18)		(0.27)		(0.18)		(0.14)		(0.22)
Net realized gain	(0.01)		—		—		—		—		—
Paid-in-capital	—		—		—		—		(0.05)		—
Total distributions	(0.08)		(0.18)		(0.27)		(0.18)		(0.19)		(0.22)
Net asset value, end of period	$5.73		$5.70		$5.73		$5.54		$5.66		$5.49
Total Return	2.18	%(4)(9)	2.79	%(8)	8.55	%(4)	1.05	%(4)	6.66	%(4)	3.72	%(4)
Ratios to Average Net Assets:
Net expenses	0.80	%(5)(10)	0.82	%(5)	0.86	%(5)	0.89	%(5)(6)	0.90	%(5)	0.88	%(5)(7)
Net expenses excluding interest expenses	N/A		0.82	%(5)	N/A		N/A		N/A		N/A
Net investment income	2.50	%(5)(10)	2.71	%(5)	3.62	%(5)	3.45	%(5)(6)	3.66	%(5)	3.46	%(5)(7)
Rebate from Morgan Stanley affiliate	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$104,507		$112,310		$110,978		$81,598		$78,970		$87,515
Portfolio turnover rate	84	%(9)	106%		94%		89%		84%		120%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.93%	3.41%

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.90%	3.44%

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.70		$5.73		$5.54		$5.66		$5.49		$5.51
Income (loss) from investment operations:
Net investment income(2)	0.06		0.14		0.19		0.18		0.19		0.17
Net realized and unrealized gain (loss)	0.04		(0.00	)(3)	0.25		(0.13)		0.16		0.01
Total income from investment operations	0.10		0.14		0.44		0.05		0.35		0.18
Less distributions from:
Net investment income	(0.06)		(0.17)		(0.25)		(0.17)		(0.13)		(0.20)
Net realized gain	(0.01)		—		—		—		—		—
Paid-in-capital	—		—		—		—		(0.05)		—
Total distributions	(0.07)		(0.17)		(0.25)		(0.17)		(0.18)		(0.20)
Net asset value, end of period	$5.73		$5.70		$5.73		$5.54		$5.66		$5.49
Total Return	2.22	%(4)(9)	2.53	%(8)	8.25	%(4)	0.81	%(4)	6.41	%(4)	3.48	%(4)
Ratios to Average Net Assets:
Net expenses	1.08	%(5)(10)	1.07	%(5)	1.14	%(5)	1.13	%(5)(6)	1.13	%(5)	1.11	%(5)(7)
Net expenses excluding interest expenses	N/A		1.07	%(5)	N/A		N/A		N/A		N/A
Net investment income	2.23	%(5)(10)	2.47	%(5)	3.38	%(5)	3.22	%(5)(6)	3.42	%(5)	3.23	%(5)(7)
Rebate from Morgan Stanley affiliate	0.00%	(10)(11)	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$4,447		$4,667		$5,557		$6,399		$8,263		$9,909
Portfolio turnover rate	84	%(9)	106%		94%		89%		84%		120%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class L shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.16%	3.19%

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.13%	3.21%

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(9)  Not annualized.

(10)  Annualized.

(11)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.77		$5.80		$5.60		$5.72		$5.55		$5.57
Income (loss) from investment operations:
Net investment income(2)	0.08		0.17		0.22		0.21		0.22		0.21
Net realized and unrealized gain (loss)	0.05		(0.00	)(3)	0.26		(0.13)		0.16		0.00	(3)
Total income from investment operations	0.13		0.17		0.48		0.08		0.38		0.21
Less distributions from:
Net investment income	(0.08)		(0.20)		(0.28)		(0.20)		(0.16)		(0.23)
Net realized gain	(0.01)		—		—		—		—		—
Paid-in-capital	—		—		—		—		(0.05)		—
Total distributions	(0.09)		(0.20)		(0.28)		(0.20)		(0.21)		(0.23)
Net asset value, end of period	$5.81		$5.77		$5.80		$5.60		$5.72		$5.55
Total Return	2.47	%(4)(9)	3.03	%(8)	8.93	%(4)	1.34	%(4)	6.93	%(4)	4.00	%(4)
Ratios to Average Net Assets:
Net expenses	0.52	%(5)(10)	0.55	%(5)	0.59	%(5)	0.59	%(5)(6)	0.57	%(5)	0.57	%(5)(7)
Net expenses excluding interest expenses	N/A		0.55	%(5)	N/A		N/A		N/A		N/A
Net investment income	2.78	%(5)(10)	2.97	%(5)	3.88	%(5)	3.74	%(5)(6)	3.99	%(5)	3.77	%(5)(7)
Rebate from Morgan Stanley affiliate	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$694,555		$635,329		$425,720		$292,269		$216,306		$173,507
Portfolio turnover rate	84	%(9)	106%		94%		89%		84%		120%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class I shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.65%	3.68%

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.60%	3.74%

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.69		$5.72		$5.53		$5.65		$5.49		$5.51
Income (loss) from investment operations:
Net investment income(2)	0.05		0.11		0.16		0.15		0.16		0.15
Net realized and unrealized gain (loss)	0.04		(0.00	)(3)	0.26		(0.13)		0.15		0.01
Total income from investment operations	0.09		0.11		0.42		0.02		0.31		0.16
Less distributions from:
Net investment income	(0.05)		(0.14)		(0.23)		(0.14)		(0.10)		(0.18)
Net realized gain	(0.01)		—		—		—		—		—
Paid-in-capital	—		—		—		—		(0.05)		—
Total distributions	(0.06)		(0.14)		(0.23)		(0.14)		(0.15)		(0.18)
Net asset value, end of period	$5.72		$5.69		$5.72		$5.53		$5.65		$5.49
Total Return	1.80	%(4)(9)	2.05	%(8)	7.77	%(4)	0.34	%(4)	5.76	%(4)	3.03	%(4)
Ratios to Average Net Assets:
Net expenses	1.54	%(5)(10)	1.55	%(5)	1.59	%(5)	1.61	%(5)(6)	1.58	%(5)	1.58	%(5)(7)
Net expenses excluding interest expenses	N/A		1.55	%(5)	N/A		N/A		N/A		N/A
Net investment income	1.76	%(5)(10)	1.98	%(5)	2.91	%(5)	2.73	%(5)(6)	2.98	%(5)	2.76	%(5)(7)
Rebate from Morgan Stanley affiliate	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$31,702		$32,395		$29,890		$26,741		$23,255		$21,673
Portfolio turnover rate	84	%(9)	106%		94%		89%		84%		120%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class C shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.65%	2.69%

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.61%	2.73%

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.77		$5.80		$5.61		$5.72		$5.55		$5.57
Income (loss) from investment operations:
Net investment income(2)	0.08		0.17		0.23		0.22		0.23		0.21
Net realized and unrealized gain (loss)	0.05		(0.00	)(3)	0.25		(0.13)		0.15		0.01
Total income from investment operations	0.13		0.17		0.48		0.09		0.38		0.22
Less distributions from:
Net investment income	(0.08)		(0.20)		(0.29)		(0.20)		(0.16)		(0.24)
Net realized gain	(0.01)		—		—		—		—		—
Paid-in-capital	—		—		—		—		(0.05)		—
Total distributions	(0.09)		(0.20)		(0.29)		(0.20)		(0.21)		(0.24)
Net asset value, end of period	$5.81		$5.77		$5.80		$5.61		$5.72		$5.55
Total Return	2.50	%(4)(9)	3.11	%(8)	9.01	%(4)	1.40	%(4)	6.99	%(4)	4.07	%(4)
Ratios to Average Net Assets:
Net expenses	0.45	%(5)(10)	0.47	%(5)	0.51	%(5)	0.53	%(5)(6)	0.51	%(5)	0.49	%(5)(7)
Net expenses excluding interest expenses	N/A		0.47	%(5)	N/A		N/A		N/A		N/A
Net investment income	2.85	%(5)(10)	3.07	%(5)	3.97	%(5)	3.82	%(5)(6)	4.05	%(5)	3.85	%(5)(7)
Rebate from Morgan Stanley affiliate	0.01	%(10)	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$185,238		$189,052		$208,058		$152,197		$210,777		$195,039
Portfolio turnover rate	84	%(9)	106%		94%		89%		84%		120%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class IS shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.56%	3.79%

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.53%	3.81%

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(9)  Not annualized.

(10)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,				PERIOD FROM JUNE 15, 2018(1) TO
	APRIL 30, 2021		2020		2019		OCTOBER 31, 2018
	(unaudited)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.77		$5.81		$5.61		$5.68
Income (loss) from investment operations:
Net investment income(2)	0.08		0.17		0.22		0.05
Net realized and unrealized gain (loss)	0.05		(0.01)		0.27		(0.03)
Total income from investment operations	0.13		0.16		0.49		0.02
Less distributions from:
Net investment income	(0.08)		(0.20)		(0.29)		(0.09)
Net realized gain	(0.01)		—		—		—
Total dividends and distributions	(0.09)		(0.20)		(0.29)		(0.09)
Net asset value, end of period	$5.81		$5.77		$5.81		$5.61
Total Return	2.50	%(3)(6)	2.93	%(8)	9.00	%(3)	0.31	%(3)(6)
Ratios to Average Net Assets:
Net expenses	0.45	%(4)(5)(7)	0.47	%(4)(5)	0.51	%(4)(5)	0.53	%(4)(5)(7)
Net expenses excluding interest expenses	N/A		0.47	%(4)(5)	N/A		N/A
Net investment income	2.70	%(4)(5)(7)	2.97	%(4)(5)	3.89	%(4)(5)	3.75	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.01%		0.01%		0.01	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$11		$11		$10		$10
Portfolio turnover rate	84	%(6)	106%		94%		89%

(1)  Commencement of Offering.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2021	16.34%	(13.19)%
October 31, 2020	19.09	(15.65)
October 31, 2019	21.28	(16.88)
October 31, 2018	13.16	(8.88)

(6)  Not annualized.

(7)  Annualized.

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited)  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon

President and Principal Executive Officer

Timothy J. Knierim

Chief Compliance Officer

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Michael J. Key

Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2021 Morgan Stanley

DINSAN
3571241 EXP 06.30.22

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 15, 2021

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 15, 2021